Wilton Reassurance Life Co of New York Variable Annuity Account

Financial Statements as of December 31, 2024 and for the Years Ended December 31, 2024 and 2023, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Co of New York and the contractholders of Wilton Reassurance Life Co of New York Variable Annuity Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets of each of the sub-accounts of Wilton Reassurance Life Co of New York Variable Annuity Account (the “Account”) listed in Note 1 (collectively, the “sub-accounts”) as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Stamford, Connecticut

April 9, 2025

We have served as the auditor of Wilton Reassurance Life Co of New York Variable Annuity Account since 1999.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS

As of December 31, 2024

	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A	DWS Government Money Market VIP Class A II

ASSETS
Investments, at fair value	$10,092,154	$4,352,198	$1,712,928	$4,302,887	$1,493,884	$623,592
Total assets	$10,092,154	$4,352,198	$1,712,928	$4,302,887	$1,493,884	$623,592

NET ASSETS
Accumulation units	$10,092,154	$4,352,198	$1,712,928	$4,302,887	$1,493,884	$623,592
Total net assets	$10,092,154	$4,352,198	$1,712,928	$4,302,887	$1,493,884	$623,592

FUND SHARE INFORMATION
Number of shares	229,524	316,523	231,477	181,940	143,367	623,592
Cost of investments	$6,333,868	$3,281,406	$1,832,765	$4,057,453	$1,692,208	$623,592

ACCUMULATION UNIT VALUE	$395.80	$154.47	$60.30	$25.24	$79.33	$11.11

STATEMENT OF OPERATIONS For the Year Ended December 31, 2024
	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A	DWS Government Money Market VIP Class A II

NET INVESTMENT INCOME (LOSS)
Dividends	$17,897	$35,044	$59,273	$153,806	$19,856	$30,332

Charges from Wilton Reassurance Life Company of New York

Mortality and expense risk	(38,411)	(16,917)	(7,127)	(17,453)	(5,935)	(2,525)

Contract Administration	(28,809)	(12,688)	(5,345)	(13,090)	(4,452)	(1,893)

Net investment income (loss)	(49,323)	5,439	46,801	123,263	9,469	25,914

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
Proceeds from sales	1,031,148	281,736	155,365	333,777	22,283	65,613
Cost of investments sold	691,984	220,942	162,759	323,668	26,005	65,613

Realized gains (losses) on fund shares	339,164	60,794	(7,394)	10,109	(3,722)	—
Realized gain distributions	721,770	221,332	—	—	60,005	—

Net realized gains (losses)	1,060,934	282,126	(7,394)	10,109	56,283	—
Change in unrealized gains (losses)	1,151,171	438,101	(5,961)	212,841	5,702

Net realized and change in unrealized gains (losses) on investments	2,212,105	720,227	(13,355)	222,950	61,985	—

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,162,782	$725,666	$33,446	$346,213	$71,454	$25,914

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS

As of December 31, 2024

DWS Small Mid Cap Growth VIP Class A II
ASSETS

Investments, at fair value	$235,120

Total assets	$235,120

NET ASSETS
Accumulation units	$235,120

Total net assets	$235,120

FUND SHARE INFORMATION
Number of shares	16,477

Cost of investments	$267,899

ACCUMULATION UNIT VALUE	$32.21

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

DWS Small Mid Cap Growth VIP Class A II
NET INVESTMENT INCOME (LOSS)

Dividends	$—
Charges from Wilton Reassurance Life Company of New York
Mortality and expense risk	(952)
Contract Administration	(714)

Net investment income (loss)	(1,666)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,732
Cost of investments sold	6,513

Realized gains (losses) on fund shares	(781)
Realized gain distributions	2,127

Net realized gains (losses)	1,346
Change in unrealized gains (losses)	10,431

Net realized and change in unrealized gains (losses) on investments	11,777

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,111

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024

	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(49,323)	$5,439	$46,801
Net realized gains (losses)	1,060,934	282,126	(7,394)
Change in unrealized gains (losses)	1,151,171	438,101	(5,961)

Increase (decrease) in net assets from operations	2,162,782	725,666	33,446

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	—	—	—
Transfers for contract benefits and terminations	(954,886)	(252,131)	(142,735)
Transfers among the sub-accounts and with the Fixed Account - net	(232)	—	(6)

Increase (decrease) in net assets from contract transactions	(955,118)	(252,131)	(142,741)

INCREASE (DECREASE) IN NET ASSETS	1,207,664	473,535	(109,295)
NET ASSETS AT BEGINNING OF PERIOD	8,884,490	3,878,663	1,822,223

NET ASSETS AT END OF PERIOD	$10,092,154	$4,352,198	$1,712,928

Accumulation Units outstanding at beginning of period	28,222	29,941	30,742
Units issued	24	—	3
Units redeemed	(2,748)	(1,765)	(2,339)

Accumulation Units outstanding at end of period	25,498	28,176	28,406

	2024

	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A	DWS Government Money Market VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$123,263	$9,469	$25,914
Net realized gains (losses)	10,109	56,283	—
Change in unrealized gains (losses)	212,841	5,702	—

Increase (decrease) in net assets from operations	346,213	71,454	25,914

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	—	—	—
Transfers for contract benefits and terminations	(303,156)	(11,686)	(59,482)
Transfers among the sub-accounts and with the Fixed Account - net	(6)	(57)	33,953

Increase (decrease) in net assets from contract transactions	(303,162)	(11,743)	(25,529)

INCREASE (DECREASE) IN NET ASSETS	43,051	59,711	385
NET ASSETS AT BEGINNING OF PERIOD	4,259,836	1,434,173	623,207

NET ASSETS AT END OF PERIOD	$4,302,887	$1,493,884	$623,592

Accumulation Units outstanding at beginning of period	182,849	18,986	58,543
Units issued	6	2	3,282
Units redeemed	(12,370)	(157)	(5,612)

Accumulation Units outstanding at end of period	170,485	18,831	56,213

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

2024

DWS Small Mid Cap Growth VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$(1,666)
Net realized gains (losses)	1,346
Change in unrealized gains (losses)	10,431

Increase (decrease) in net assets from operations	10,111

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	—
Transfers for contract benefits and terminations	(3,857)
Transfers among the sub-accounts and with the Fixed Account - net	(8)

Increase (decrease) in net assets from contract transactions	(3,865)

INCREASE (DECREASE) IN NET ASSETS	6,246
NET ASSETS AT BEGINNING OF PERIOD	228,874

NET ASSETS AT END OF PERIOD	$235,120

Accumulation Units outstanding at beginning of period	7,419

Units issued	7

Units redeemed	(127)

Accumulation Units outstanding at end of period	7,299

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2023

	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net Investment Income (Loss)	$(49,148)	$8,057	$44,231

Net realized gains (losses)	444,996	217,744	(9,029)

Change in unrealized gains (losses)	2,092,374	562,002	247,853

Increase (decrease) in net assets from operations	2,488,222	787,803	283,055

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

Deposits	344	344	275

Transfers for contract benefits and terminations	(808,364)	(140,449)	(26,969)

Transfers among the sub-accounts and with the Fixed Account - net	20,745	(65)	(17,723)

Increase (decrease) in net assets from contract transactions	(787,275)	(140,170)	(44,417)

INCREASE (DECREASE) IN NET ASSETS	1,700,947	647,633	238,638

NET ASSETS AT BEGINNING OF PERIOD	7,183,543	3,231,030	1,583,585

NET ASSETS AT END OF PERIOD	$8,884,490	$3,878,663	$1,822,223

Accumulation Units outstanding at beginning of period	31,402	31,102	31,557

Units Issued	78	4	6

Units Redeemed	(3,258)	(1,165)	(821)

Accumulation Units outstanding at end of period	28,222	29,941	30,742

	2023

	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A	DWS Government Money Market VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net Investment Income (Loss)	$96,715	$1,775	$27,227

Net realized gains (losses)	(2,825)	(98,471)	—

Change in unrealized gains (losses)	432,739	392,424	—

Increase (decrease) in net assets from operations	526,629	295,728	27,227

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

Deposits	275	138	—

Transfers for contract benefits and terminations	(12,139)	(318,577)	(66,281)

Transfers among the sub-accounts and with the Fixed Account — net	502	(7,393)	(19,717)

Increase (decrease) in net assets from contract transactions	(11,362)	(325,832)	(85,998)

INCREASE (DECREASE) IN NET ASSETS	515,267	(30,104)	(58,771)

NET ASSETS AT BEGINNING OF PERIOD	3,744,569	1,464,277	681,978

NET ASSETS AT END OF PERIOD	$4,259,836	$1,434,173	$623,207

Accumulation Units outstanding at beginning of period	183,385	23,978	66,505

Units Issued	32	2	1,155

Units Redeemed	(568)	(4,994)	(9,117)

Accumulation Units outstanding at end of period	182,849	18,986	58,543

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

2023

DWS Small Mid Cap Growth VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net Investment Income (Loss)	$(1,378)

Net realized gains (losses)	6,228

Change in unrealized gains (losses)	30,045

Increase (decrease) in net assets from operations	34,895

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

Deposits	—

Transfers for contract benefits and terminations	(756)

Transfers among the sub-accounts and with the Fixed Account - net	1,772

Increase (decrease) in net assets from contract transactions	1,016

INCREASE (DECREASE) IN NET ASSETS	35,911

NET ASSETS AT BEGINNING OF PERIOD	192,963

NET ASSETS AT END OF PERIOD	$228,874

Accumulation Units outstanding at beginning of period	7,381

Units Issued	67

Units Redeemed	(29)

Accumulation Units outstanding at end of period	7,419

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Wilton Reassurance Life Co of New York Variable Annuity Account, formerly known as Intramerica Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Company of New York (“Wilton Re New York” or the “Company”). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company (WRAC) which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation (Wilton Re U.S.). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the Wilton Re Trust). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. (WRL), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. Effective October 1, 2021, WRAC, acquired Intramerica Life Insurance Company (“Intramerica”). The Account was established by Intramerica. On November 1, 2021, Intramerica merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). The Company issued the Scudder Horizon variable annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios (“Fund” or “Funds”) in which they invest:

DWS Capital Growth VIP Class A

DWS Core Equity VIP Class A

DWS CROCI® International VIP Class A

DWS Global Income Builder VIP Class A II

DWS Global Small Cap VIP Class A

DWS Government Money Market VIP Class A II

DWS Small Mid Cap Growth VIP Class A II

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the “Fixed Account” in which the contractholders’ deposits are included in the Company’s general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded Funds and any corresponding underlying Fund may differ substantially.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

2.	Portfolio Changes

There were no sub-account changes during the years ended December 31, 2024 and 2023.

3.	Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is a part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account is included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2024, and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates and those differences could be material.

Segment Reporting - The Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, in 2024. The Account’s adoption of the new standard impacted financial statement disclosures only and did not affect any sub-account’s financial position or results of operations.

Each sub-account of the Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Account using information of each sub- account. The Account is engaged in a single line of business as a registered unit investment trust. The Account is a funding vehicle for individual and group annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Account’s CODM is a group of executives that include the Company’s Chief Operating Officer, Assistant General Counsel, and Controller.

The CODM uses the increase (decrease) in net assets from operations as the performance measure to make operational decisions while monitoring the net assets of each of the sub-accounts within the Account. The

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statement of Assets and Liabilities as net assets. The measure of segment profit and loss is reported on the Statements of Operations and Statements of Changes in Net Assets as increase (decrease) in net assets from operations. All assets and the increase (decrease) in net assets from operations are generated in the U.S.

Subsequent Events - Subsequent events have been evaluated through April 9, 2025, the date the financial statements were issued, and no subsequent events have been identified.

4.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:

Assets whose values are based on the following:

(a) Quoted prices for similar assets in active markets;

(b) Quoted prices for identical or similar assets in markets that are not active; or

(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:

Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

5.	Expenses

Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 0.40% per annum of the daily net assets of the Account, but reserves the right to increase the charges to 0.70%. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

Contract Administration Charge - The Company deducts administrative expense charges daily at a rate equal to 0.30% per annum of the daily net assets of the Account. The contract administration charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

Records Maintenance Charge - The contract allows the Company to deduct a maximum of $40 at the end of each contract year. However, at this time the Company does not deduct an annual records maintenance charge and bears all maintenance costs. This charge, if deducted, is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments

The cost of investments purchased during the year ended December 31, 2024 was as follows:

Sub-Account	Purchases
DWS Capital Growth VIP Class A	$748,476
DWS Core Equity VIP Class A	256,376
DWS CROCI® International VIP Class A	59,426
DWS Global Income Builder VIP Class A II	153,878
DWS Global Small Cap VIP Class A	80,013
DWS Government Money Market VIP Class A II	65,998
DWS Small Mid Cap Growth VIP Class A II	2,328

7.	Financial Highlights

A summary of accumulation units outstanding, accumulation unit values, net assets, net investment income ratios, expense ratios, excluding expenses of the underlying Funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2024.

As discussed in Note 5, the expense ratio represents mortality and expense risk and contract administration expense charges which are assessed as a percentage of daily net assets.

Items in the following table are notated as follows:

*

Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

**

Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***

Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Accumulation Units (000’s)	Accumulation Unit Value	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	DWS Capital Growth VIP Class A
2024	26	$ 395.80	$ 10,092	0.19%	0.70%	25.73%
2023	28	314.80	8,884	0.07	0.70	37.61
2022	31	228.76	7,184	0.09	0.70	(31.22)
2021	33	332.60	10,977	0.21	0.70	21.92
2020	36	272.80	9,780	0.49	0.70	38.07

	DWS Core Equity VIP Class A
2024	28	154.47	4,352	0.83	0.70	19.24
2023	30	129.54	3,879	0.92	0.70	24.69
2022	31	103.89	3,231	0.80	0.70	(16.12)
2021	32	123.85	3,905	0.79	0.70	24.43
2020	36	99.54	3,603	1.34	0.70	15.32

	DWS CROCI® International VIP Class A
2024	28	60.30	1,713	3.35	0.70	1.73
2023	31	59.27	1,822	3.30	0.70	18.12
2022	32	50.18	1,584	3.23	0.70	(13.79)
2021	32	58.21	1,871	2.42	0.70	8.48
2020	33	53.66	1,762	3.45	0.70	1.90

	DWS Global Income Builder VIP Class A II
2024	170	25.24	4,303	3.54	0.70	8.34
2023	183	23.30	4,260	3.15	0.70	14.09
2022	183	20.42	3,745	2.92	0.70	(15.57)
2021	205	24.19	4,957	2.27	0.70	10.18
2020	197	21.95	4,321	3.14	0.70	7.52

	DWS Global Small Cap VIP Class A
2024	19	79.33	1,494	1.35	0.70	5.02
2023	19	75.54	1,434	0.83	0.70	23.69
2022	24	61.07	1,464	0.55	0.70	(24.58)
2021	24	80.97	1,970	0.35	0.70	14.14
2020	24	70.94	1,729	0.79	0.70	16.54
	DWS Government Money Market VIP Class A II
2024	56	11.11	624	4.84	0.70	4.19
2023	59	10.67	623	4.64	0.70	4.07
2022	67	10.25	682	1.15	0.70	0.61
2021	60	10.19	616	0.01	0.70	(0.69)
2020	71	10.26	727	0.29	0.70	(0.46)

	DWS Small Mid Cap Growth VIP Class A II
2024	7	32.21	235	—	0.70	4.41
2023	7	30.85	229	0.03	0.70	18.02
2022	7	26.14	193	—	0.70	(28.52)
2021	8	36.57	277	0.04	0.70	13.05
2020	9	32.35	302	0.04	0.70	29.27